G3 Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares for Executive Team and Executives

Number of shares for Top Management

(million) Share-settled programs	LTV 2025	LTV 2024	LTV 2023	LTV 2022

Maximum shares required	12.7	10.4	4.1	2.0

Granted shares	3.1	4.0	3.7	0.7

of which the president and CEO	0.3	0.5	0.6	0.3
Outstanding number of shares

	Top Management programs						of which the President and CEO
(million) Share-settled programs	LTV 2025	LTV 2024	LTV 2023	LTV 2022	1)	Total	LTV 2025	LTV 2024	LTV 2023	LTV 2022	Total

Outstanding number of shares, beginning of period	–	4.7	1.9	0.6		7.2	–	0.6	0.3	0.3	1.2

Granted shares for current year program	3.1	–	–	–		3.1	0.3	–	–	–	0.3

Exercised	–	–	–	–0.6		–0.6	–	–	–	–0.3	–0.3

Forfeited	–0.2	–0.5	–0.1	–		–0.8	–	–	–	–	0.0

Increase/decrease due to performance condition	0.5	0.1	1.0	–		1.6	0.1	–	0.2	–	0.3

Outstanding number of shares, end of period	3.4	4.3	2.8	–		10.5	0.4	0.6	0.5	–	1.5

1)	LTV 2022 include only Executive Team

Summary of Compensation Expense
Compensation expense for LTV 2022–2025

(million)	2025	2024	2023	2022	Total

Share-settled programs

LTV 2025	63	–	–	–	63

LTV 2024	79	44	–	–	123

LTV 2023	22	24	25	–	71

LTV 2022 1)	11	18	20	12	61

Total share-settled programs	175	86	45	12	318

of which the President and CEO	27	18	11	5	61

Cash-settled plans

EPP 2022	5	30	20	12	67

Total executive performance plans	5	30	20	12	67

KC 2025	726	–	–	–	726

KC 2024	571	1,127	–	–	1,698

KC 2023	320	620	811	–	1,751

KC 2022	–7	217	330	280	820

Total key contributor plans	1,610	1,964	1,141	280	4,995

Total cash-settled plans	1,615	1,994	1,161	292	5,062
Total compensation expense	1,790	2,080	1,206	304	5,380

1)	LTV 2022 include only Executive Team.

Summary of FV Per Performance Criteria and Program

Fair values (SEK)

Top Management programs	LTV 2025	LTV 2024	LTV 2023	LTV 2022

Share price at grant	82.74	61.46	55.59	78.88

Fair value Absolute TSR	54.43	59.05	32.75	41.18

Fair value ESG – Environmental (1,2,3)	74.62	53.61	47.80	71.45

Fair value ESG – Social	74.62	53.61	47.80	71.45

Fair value Relative TSR	71.20	55.61	39.40	54.48

Fair value Group operating income (EBITA and EBIT)	74.62	53.61	47.80	71.45

Summary of Stock Purchase Plans	Ericsson share purchase plan

Eligible employees	Number of countries with ESPP	Number of participants	Take-up rate – percent of eligible employees

73,879	72	13,653	18.48%

Ericsson Share Purchase Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Performance Criteria

LTV and EPP performance criteria

Program year	Target	Criteria	Weight	Performance period	Vesting opportunity (linear pro-rata)		Achievement 3)		Achieved vesting level
2025	Group operating income (EBITA)	Range (SEK billion): 3-year average	45%	Jan 1, 2025–Dec 31, 2028	0%–200%
2025	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2025–Dec 31, 2028	0%–200%
		STOXX EUROPE 600;
2025	Relative TSR	equal to index–22.5%	20%	Jan 1, 2025–Dec 31, 2028	85%–200%
2025	Group Environmental,	CO 2 e emissions (ktonnes):	5%	Jan 1, 2025–Dec 31, 2028	0%–200%
	Social and Governance	3-year average
	(“ESG”)	Increasing the representation	5%	Jan 1, 2025–Dec 31, 2028	0%–200%
		of women leaders in the Group:
		Range 26%–28%
2025 Total			100%		0%–200%

2024	2024 Group operating	Range (SEK billion): 16.7–30.7	45%	Jan 1, 2024–Dec 31, 2024	0%–200%		SEK 26.0	2)	132.82%
	income (EBITA)						billion
2024	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2024–Dec 31, 2026	0%–200%
2024	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2024–Dec 31, 2026	0%–200%	1)
2024	Group Environmental,	CO 2 e emissions (ktonnes):	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%		105.6 ktonne		200%
	Social and Governance	138–114					CO 2
	(“ESG”)	CO 2 e emissions (ktonnes):	1.66%	Jan 1, 2025–Dec 31, 2025	0%–200%		88.04 ktonne		200%
		133–110					CO 2
		CO 2 e emissions (ktonnes):	1.68%	Jan 1, 2026–Dec 31, 2026	0%–200%
		126–102
		Increasing the representation	5%	Jan 1, 2024–Dec 31, 2026	0%–200%
		of women leaders in the Group:
		Range 25%–27%
2024 Total			100%		0%–200%

2023	2023 Group operating	Range (SEK billion): 26.4–40.4	45%	Jan 1, 2023–Dec 31, 2023	0%–200%		SEK 21.4	2)	0%
	income (EBITA)						billion
2023	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2023–Dec 31, 2025	0%–200%		16.23%		200%
2023	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2023–Dec 31, 2025	0%–200%	1)	4 out of 12		108.44%
2023	Group Environmental,	CO 2 e emissions (ktonnes):	1.66%	Jan 1, 2023–Dec 31, 2023	0%–200%		121.9 ktonne		193.72%
	Social and Governance	142–121					CO 2
	(“ESG”)	CO 2 e emissions (ktonnes):	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%		105.6 ktonne		200%
		132–113					CO 2
		CO 2 e emissions (ktonnes):	1.68%	Jan 1, 2025–Dec 31, 2025	0%–200%		88.04 ktonne		200%
		122–104					CO 2
		Increasing the representation	5%	Jan 1, 2023–Dec 31, 2025	0%–200%		24.93%		193%
		of women leaders in the Group:
		Range 23%–25%
2023 Total			100%		0%–200%				91.23%

2022	2022 Group operating	Range (SEK billion): 24.1–34.1	45%	Jan 1, 2022–Dec 31, 2022	0%–200%		SEK 32.2	2)	162.76%
	income (EBIT)						billion
2022	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2022–Dec 31, 2024	0%–200%		0.54%		0.00%
2022	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2022–Dec 31, 2024	0%–200%	1)	10 out of 12		0.00%
2022	Group Environmental,	CO 2 e emissions (ktonnes):	5%	Jan 1, 2022–Dec 31, 2024	0%–200%		201.3 ktonne		189.52%
	Social and Governance	265–200					CO 2
	(“ESG”)	Increasing the representation	5%	Jan 1, 2022–Dec 31, 2024	0%–200%		24.15%		200%
		of women leaders in the Group:
		Range 22%–24%
2022 Total			100%		0%–200%				92.72%

1)
The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to peer groups consisting of 11 companies (12 companies including Ericsson) for the program year 2024, 2023 and 2022. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges and items not included in target performance criterion.
3)	Resolved by the Board of Directors.